Share-Based Compensation - Summary of Weighted-Average Assumptions (Detail) (USD $)	0 Months Ended
	Jun. 25, 2014	Jun. 09, 2014	Jun. 25, 2014	Jun. 09, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant date stock price			$ 10.19	$ 10.88
Volatility	44.10%	44.50%
Dividend yield	2.70%	2.60%
Risk-free rate	1.68%	1.69%